Income Taxes (As Restated) - Reconciliation of the federal statutory income tax rate to the effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the federal statutory income tax rate to the effective tax rate
Federal statutory income tax rate (in percent)					21.00%	21.00%	21.00%
Non-deductible executive compensation					(2.60%)	0.00%	0.00%
State taxes, net of federal benefit (in percent)					(0.30%)	2.80%	6.60%
Tax credits (in percent)					4.90%	1.30%	2.10%
Share-based compensation (in percent)					(1.60%)	(2.40%)	7.70%
Permanent items (in percent)					(0.60%)	(0.30%)	(1.90%)
Deferred tax rate change (in percent)					0.00%	0.00%	0.20%
Change in valuation allowance (in percent)					(24.30%)	(20.80%)	(35.20%)
Impairment of goodwill					0.00%	(1.60%)	0.00%
Other (in percent)					0.90%	(0.20%)	(0.40%)
Effective income tax rate (in percent)	1.80%	3.10%	1.70%	3.00%	(2.60%)	(0.20%)	0.10%